UNAUDITED CONDENSED CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Profit or loss [abstract]
Revenue from contracts with customers	€ 131,961	€ 113,175	€ 249,714	€ 207,659
Operating expenses	(90,282)	(88,680)	(181,288)	(158,797)
Operating Profit	41,679	24,495	68,426	48,862
Finance income	2,496	1,955	3,357	3,107
Gain from debt modification	0	0	27,203	0
Finance costs	(16,693)	(15,862)	(32,710)	(27,683)
Net finance costs	(14,197)	(13,907)	(2,150)	(24,576)
Profit before tax	27,482	10,588	66,276	24,286
Current tax expense	(9,088)	(6,121)	(16,498)	(11,304)
Deferred tax expense	(1,762)	(2,677)	(6,072)	(1,537)
Income tax expense reported in the income statement	(10,850)	(8,798)	(22,570)	(12,841)
Profit for the period	16,632	1,790	43,706	11,445
Profit/ (Loss) attributable to:
Owners of the parent	14,599	(511)	38,431	7,721
Non-controlling interests	2,033	2,301	5,275	3,724
Profit for the period	€ 16,632	€ 1,790	€ 43,706	€ 11,445